LEASES (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Leases
October 31, 2026 and beyond		$ 65,986
Total Payments	$ 35,531	$ 65,986
Remainder of fiscal 2026	$ 35,531